Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Aug. 31, 2024	Jul. 31, 2024	Jun. 30, 2024	May 31, 2024	Apr. 30, 2024	Mar. 31, 2024	Feb. 29, 2024	Jan. 31, 2024	Dec. 31, 2023	Nov. 30, 2023	Oct. 31, 2023	Sep. 30, 2023	Aug. 31, 2023	Jul. 31, 2023	Jun. 30, 2023	May 31, 2023	Apr. 30, 2023	Mar. 31, 2023	Feb. 28, 2023	Jan. 31, 2023	Dec. 31, 2022	Nov. 30, 2022	Oct. 31, 2022	Sep. 30, 2022	Aug. 31, 2022	Jul. 31, 2022	Jun. 30, 2022	May 31, 2022	Apr. 30, 2022	Mar. 31, 2022	Feb. 28, 2022	Jan. 31, 2022	Dec. 31, 2021	Nov. 30, 2021	Oct. 31, 2021	Sep. 30, 2021	Aug. 31, 2021	Jul. 31, 2021	Jun. 30, 2021	May 31, 2021	Apr. 30, 2021	Mar. 31, 2021	Feb. 28, 2021	Jan. 31, 2021	Dec. 31, 2020	Nov. 30, 2020	Oct. 31, 2020	Sep. 30, 2020	Aug. 31, 2020	Jul. 31, 2020	Jun. 30, 2020	May 31, 2020	Apr. 30, 2020	Mar. 31, 2020	Feb. 29, 2020	Jan. 31, 2020	Dec. 31, 2019	Nov. 30, 2019	Oct. 31, 2019	Sep. 30, 2019	Aug. 31, 2019	Jul. 31, 2019	Jun. 30, 2019	May 31, 2019	Apr. 30, 2019	Mar. 31, 2019	Feb. 28, 2019	Jan. 31, 2019	Dec. 31, 2018	Nov. 30, 2018	Oct. 31, 2018	Sep. 30, 2018	Aug. 31, 2018	Jul. 31, 2018	Jun. 30, 2018	May 31, 2018	Apr. 30, 2018	Mar. 31, 2018	Feb. 28, 2018	Jan. 31, 2018	Dec. 31, 2017	Nov. 30, 2017	Oct. 31, 2017	Sep. 30, 2017	Aug. 31, 2017	Jul. 31, 2017	Jun. 30, 2017	May 31, 2017	Apr. 30, 2017	Mar. 31, 2017	Feb. 28, 2017	Jan. 31, 2017	Dec. 31, 2016	Nov. 30, 2016	Oct. 31, 2016	Sep. 30, 2016	Aug. 31, 2016	Jul. 31, 2016	Jun. 30, 2016	May 31, 2016	Apr. 30, 2016	Mar. 31, 2016	Feb. 29, 2016	Jan. 31, 2016	Dec. 31, 2015	Nov. 30, 2015	Oct. 31, 2015	Sep. 30, 2015	Aug. 31, 2015	Jul. 31, 2015	Jun. 30, 2015	May 31, 2015	Apr. 30, 2015	Mar. 31, 2015	Feb. 28, 2015	Jan. 31, 2015	Dec. 31, 2014	Nov. 30, 2014	Oct. 31, 2014	Sep. 30, 2014	Aug. 31, 2014
C000014890
Account Value [Line Items]
Line Graph and Table Measure Name	Class A
Account Value	$ 14,710	$ 14,259	$ 13,804	$ 13,884	$ 13,291	$ 13,856	$ 13,419	$ 12,868	$ 12,850	$ 12,231	$ 11,090	$ 11,673	$ 12,358	$ 12,837	$ 12,539	$ 12,042	$ 12,361	$ 12,227	$ 11,772	$ 12,299	$ 11,131	$ 11,658	$ 10,388	$ 9,921	$ 11,132	$ 11,715	$ 10,907	$ 12,185	$ 12,168	$ 13,495	$ 13,515	$ 14,418	$ 15,768	$ 15,130	$ 15,895	$ 15,316	$ 16,295	$ 15,658	$ 15,479	$ 15,418	$ 15,095	$ 14,474	$ 14,510	$ 14,410	$ 14,615	$ 13,839	$ 12,359	$ 12,783	$ 12,999	$ 12,401	$ 11,825	$ 11,233	$ 10,481	$ 9,616	$ 11,086	$ 11,802	$ 11,971	$ 11,573	$ 11,336	$ 11,004	$ 10,903	$ 11,105	$ 11,178	$ 10,378	$ 11,001	$ 10,495	$ 10,309	$ 9,882	$ 9,124	$ 9,859	$ 9,809	$ 10,888	$ 10,885	$ 10,898	$ 10,726	$ 10,835	$ 10,857	$ 10,748	$ 10,907	$ 11,586	$ 11,007	$ 10,812	$ 10,769	$ 10,684	$ 10,475	$ 10,403	$ 10,179	$ 10,079	$ 9,763	$ 9,489	$ 9,339	$ 9,039	$ 8,799	$ 8,752	$ 8,711	$ 9,033	$ 8,983	$ 8,986	$ 8,561	$ 8,861	$ 8,802	$ 8,730	$ 8,159	$ 8,174	$ 8,795	$ 8,983	$ 8,989	$ 8,514	$ 8,895	$ 9,482	$ 9,370	$ 9,523	$ 9,373	$ 9,345	$ 9,392	$ 8,874	$ 8,967	$ 9,037	$ 9,068	$ 9,043	$ 9,425
C000014893
Account Value [Line Items]
Line Graph and Table Measure Name	Class C
C000014895
Account Value [Line Items]
Line Graph and Table Measure Name	Class S
C000070264
Account Value [Line Items]
Line Graph and Table Measure Name	Institutional Class
DWS Index: MSCI All Country World ex USA Index
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI All Country World ex USA Index
Account Value	$ 15,410	14,983	14,644	14,658	14,245	14,505	14,065	13,718	13,856	13,193	12,103	12,624	13,036	13,653	13,119	12,556	13,030	12,807	12,501	12,956	11,984	12,074	10,800	10,486	11,650	12,038	11,639	12,735	12,644	13,491	13,470	13,742	14,267	13,701	14,347	14,013	14,476	14,206	14,444	14,538	14,098	13,694	13,523	13,261	13,232	12,554	11,065	11,308	11,593	11,117	10,643	10,183	9,860	9,165	10,717	11,637	11,958	11,462	11,362	10,979	10,703	11,044	11,180	10,545	11,143	10,856	10,792	10,585	9,841	10,308	10,211	11,115	11,065	11,301	11,037	11,249	11,515	11,334	11,537	12,108	11,469	11,219	11,128	10,923	10,724	10,668	10,289	10,257	9,934	9,726	9,486	9,337	9,017	8,793	9,001	9,132	9,021	8,964	8,542	8,674	8,823	8,597	7,951	8,043	8,630	8,795	8,981	8,358	8,765	9,490	9,517	9,790	9,945	9,467	9,622	9,134	9,147	9,490	9,421	9,516	10,000
DWS Index: MSCI All Country World ex USA Index
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI All Country World ex USA Index
Account Value	$ 15,410	14,983	14,644	14,658	14,245	14,505	14,065	13,718	13,856	13,193	12,103	12,624	13,036	13,653	13,119	12,556	13,030	12,807	12,501	12,956	11,984	12,074	10,800	10,486	11,650	12,038	11,639	12,735	12,644	13,491	13,470	13,742	14,267	13,701	14,347	14,013	14,476	14,206	14,444	14,538	14,098	13,694	13,523	13,261	13,232	12,554	11,065	11,308	11,593	11,117	10,643	10,183	9,860	9,165	10,717	11,637	11,958	11,462	11,362	10,979	10,703	11,044	11,180	10,545	11,143	10,856	10,792	10,585	9,841	10,308	10,211	11,115	11,065	11,301	11,037	11,249	11,515	11,334	11,537	12,108	11,469	11,219	11,128	10,923	10,724	10,668	10,289	10,257	9,934	9,726	9,486	9,337	9,017	8,793	9,001	9,132	9,021	8,964	8,542	8,674	8,823	8,597	7,951	8,043	8,630	8,795	8,981	8,358	8,765	9,490	9,517	9,790	9,945	9,467	9,622	9,134	9,147	9,490	9,421	9,516	10,000
DWS Index: MSCI All Country World ex USA Index
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI All Country World ex USA Index
Account Value	$ 15,410	14,983	14,644	14,658	14,245	14,505	14,065	13,718	13,856	13,193	12,103	12,624	13,036	13,653	13,119	12,556	13,030	12,807	12,501	12,956	11,984	12,074	10,800	10,486	11,650	12,038	11,639	12,735	12,644	13,491	13,470	13,742	14,267	13,701	14,347	14,013	14,476	14,206	14,444	14,538	14,098	13,694	13,523	13,261	13,232	12,554	11,065	11,308	11,593	11,117	10,643	10,183	9,860	9,165	10,717	11,637	11,958	11,462	11,362	10,979	10,703	11,044	11,180	10,545	11,143	10,856	10,792	10,585	9,841	10,308	10,211	11,115	11,065	11,301	11,037	11,249	11,515	11,334	11,537	12,108	11,469	11,219	11,128	10,923	10,724	10,668	10,289	10,257	9,934	9,726	9,486	9,337	9,017	8,793	9,001	9,132	9,021	8,964	8,542	8,674	8,823	8,597	7,951	8,043	8,630	8,795	8,981	8,358	8,765	9,490	9,517	9,790	9,945	9,467	9,622	9,134	9,147	9,490	9,421	9,516	10,000
DWS Index: MSCI All Country World ex USA Index
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI All Country World ex USA Index
Account Value	$ 1,540,985	$ 1,498,314	$ 1,464,406	$ 1,465,800	$ 1,424,450	$ 1,450,497	$ 1,406,529	$ 1,371,799	$ 1,385,562	$ 1,319,279	$ 1,210,331	$ 1,262,417	$ 1,303,590	$ 1,365,253	$ 1,311,915	$ 1,255,578	$ 1,302,951	$ 1,280,701	$ 1,250,141	$ 1,295,619	$ 1,198,418	$ 1,207,447	$ 1,079,960	$ 1,048,626	$ 1,165,049	$ 1,203,765	$ 1,163,920	$ 1,273,473	$ 1,264,397	$ 1,349,112	$ 1,346,965	$ 1,374,166	$ 1,426,741	$ 1,370,119	$ 1,434,722	$ 1,401,273	$ 1,447,627	$ 1,420,623	$ 1,444,427	$ 1,453,847	$ 1,409,750	$ 1,369,438	$ 1,352,339	$ 1,326,087	$ 1,323,211	$ 1,255,358	$ 1,106,515	$ 1,130,826	$ 1,159,325	$ 1,111,735	$ 1,064,285	$ 1,018,269	$ 986,000	$ 916,544	$ 1,071,722	$ 1,163,707	$ 1,195,831	$ 1,146,195	$ 1,136,179	$ 1,097,872	$ 1,070,328	$ 1,104,438	$ 1,117,970	$ 1,054,475	$ 1,114,279	$ 1,085,600	$ 1,079,172	$ 1,058,490	$ 984,131	$ 1,030,787	$ 1,021,122	$ 1,111,532	$ 1,106,491	$ 1,130,145	$ 1,103,747	$ 1,124,890	$ 1,151,477	$ 1,133,382	$ 1,153,730	$ 1,210,824	$ 1,146,944	$ 1,121,869	$ 1,112,829	$ 1,092,280	$ 1,072,373	$ 1,066,790	$ 1,028,868	$ 1,025,683	$ 993,446	$ 972,624	$ 948,576	$ 933,687	$ 901,743	$ 879,253	$ 900,072	$ 913,202	$ 902,078	$ 896,409	$ 854,168	$ 867,439	$ 882,332	$ 859,705	$ 795,059	$ 804,251	$ 862,952	$ 879,518	$ 898,057	$ 835,835	$ 876,472	$ 949,010	$ 951,656	$ 978,966	$ 994,495	$ 946,670	$ 962,223	$ 913,391	$ 914,746	$ 948,962	$ 942,146	$ 951,565	$ 1,000,000